SUPPLEMENT TO THE

PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN DOMESTIC EQUITY FUNDS I

EVERGREEN DOMESTIC EQUITY FUNDS II

EVERGREEN ENVISION FUNDS

EVERGREEN SECTOR FUNDS

EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

EVERGREEN BALANCED FUNDS

EVERGREEN EQUITY INDEX FUNDS

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

EVERGREEN MONEY MARKET FUNDS

EVERGREEN INSTITUTIONAL MONEY MARKET FUNDS

(each, a “Fund,” together, the “Funds”)

                The section entitled “Portfolio Holdings” in each Fund’s prospectus is replaced with the following:

A description of the Evergreen funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in each Fund’s Statement of Additional Information in the section entitled “Policy for Dissemination of Portfolio Holdings.”

                The first paragraph in the section entitled “Policy for Dissemination of Portfolio Holdings” in each Fund’s SAI is replaced with the following:

Evergreen Adjustable Rate Fund, Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen International Bond Fund, Evergreen Short Intermediate Bond Fund and Evergreen U.S. Government Fund:  a complete listing of portfolio holdings as of month end will be posted to the Evergreen funds’ Web site at www.EvergreenInvestments.com approximately 15 calendar days after the month end.

Evergreen money market funds:  a complete listing of portfolio holdings will be posted at www.EvergreenInvestments.com by the close of business on Friday of each week. While the Evergreen money market funds generally expect to post portfolio holdings information on a weekly basis, they may post portfolio holdings information on a more frequent basis from time to time.

Evergreen Institutional Mortgage Portfolio, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Evergreen Market Index Value Fund: do not post portfolio holdings information to www.EvergreenInvestments.com.

All other Evergreen funds: a complete listing of portfolio holdings as of calendar quarter end will be posted to the Evergreen funds’ Web site at www.EvergreenInvestments.com approximately 15 calendar days after the calendar quarter end.

October 15, 2008	583351 (10/08)